Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000163318 | Kontoor Brands, Inc.None_50050N103
Holdings [Line Items]
Percent of Total Investments	4.05%
C000163318 | Texas Pacific Land Corp.None_88262P102
Holdings [Line Items]
Percent of Total Investments	4.01%
C000163318 | W R Berkley Corp.None_084423102
Holdings [Line Items]
Percent of Total Investments	3.83%
C000163318 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	3.29%
C000163318 | Healthcare Realty Trust, Inc.None_42226K105
Holdings [Line Items]
Percent of Total Investments	3.27%
C000163318 | AT&T, Inc.None_00206R102
Holdings [Line Items]
Percent of Total Investments	3.23%
C000163318 | CME Group, Inc.None_12572Q105
Holdings [Line Items]
Percent of Total Investments	3.21%
C000163318 | Medtronic PLCNone_G5960L103
Holdings [Line Items]
Percent of Total Investments	3.21%
C000163318 | American Express Co.None_025816109
Holdings [Line Items]
Percent of Total Investments	3.17%
C000163318 | NIKE, Inc.NoneB_654106103
Holdings [Line Items]
Percent of Total Investments	3.13%
C000163318 | Financials
Holdings [Line Items]
Percent of Total Investments	21.60%
C000163318 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.90%
C000163318 | Technology
Holdings [Line Items]
Percent of Total Investments	12.00%
C000163318 | Energy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000163318 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000163318 | Capital Goods / Industrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000163318 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163318 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000163318 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.90%
C000163318 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000163318 | Transportation
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163318 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000132967 | Kontoor Brands, Inc.None_50050N103
Holdings [Line Items]
Percent of Total Investments	3.31%
C000132967 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	3.28%
C000132967 | AT&T, Inc.None_00206R102
Holdings [Line Items]
Percent of Total Investments	3.62%
C000132967 | CME Group, Inc.None_12572Q105
Holdings [Line Items]
Percent of Total Investments	2.99%
C000132967 | Medtronic PLCNone_G5960L103
Holdings [Line Items]
Percent of Total Investments	4.00%
C000132967 | NIKE, Inc.NoneB_654106103
Holdings [Line Items]
Percent of Total Investments	2.96%
C000132967 | RTX Corp.None_75513E101
Holdings [Line Items]
Percent of Total Investments	3.31%
C000132967 | Chevron Corp.None_166764100
Holdings [Line Items]
Percent of Total Investments	3.03%
C000132967 | ConocoPhillipsNone_20825C104
Holdings [Line Items]
Percent of Total Investments	2.98%
C000132967 | The Hershey Co.None_427866108
Holdings [Line Items]
Percent of Total Investments	2.82%
C000132967 | Financials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000132967 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.00%
C000132967 | Technology
Holdings [Line Items]
Percent of Total Investments	8.00%
C000132967 | Energy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000132967 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000132967 | Capital Goods / Industrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132967 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.00%
C000132967 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132967 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.70%
C000132967 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000132967 | Transportation
Holdings [Line Items]
Percent of Total Investments	1.60%
C000132967 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.10%